Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Disclosure of trade and other payables
The following table summarises trade and other payables as at the dates presented:

	Year ended 31 December
	2022	2021
	€ million	€ million
Trade accounts payable(A)	2,221	1,691
Accrued customer marketing costs	1,348	1,160
Accrued deposits	288	264
Accrued compensation and benefits	500	482
Accrued taxes(B)	253	220
Other accrued expenses	442	420
Total trade and other payables	5,052	4,237
(A)Includes amounts of €212 million (2021: €266 million) which are part of a supply chain finance programme facilitated by the Group. The programme permits suppliers to elect on an invoice by invoice basis to receive a discounted payment from the partner bank earlier than the agreed payment terms with the Group. If a supplier makes this election, the value and the due date of the invoice payable by the Group remains unchanged.
(B)This line item includes a payable of €57 million to the Spanish tax authorities. Refer to Note 25 for further details.